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                                             JOHN B. TOWERS
                                             CORPORATE COUNSEL





New England Life Insurance Company
One Financial Center
Boston, MA 02111

                              September 8, 2014

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.   20549

Re:   New England Variable Annuity Separate Account
      File No. 811-08828

Commissioners:

Semi-Annual Reports dated June 30, 2014 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England Variable Annuity Separate Account of New England Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain series of American Funds Insurance Series are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 002-86838.

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 333-48456.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 002-80751.

                              Sincerely,


                              /s/ John B. Towers

                              John B. Towers
                              Corporate Counsel
                              Metropolitan Life Insurance Company